Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) item	Mar. 31, 2019 EUR (€) item	Mar. 31, 2018 EUR (€) item
Staff numbers and costs
Flight and cabin crew | item	15,653	13,911	12,334
Sales, operations, management and administration | item	2,289	2,027	1,469
Total number of staff | item	17,942	15,938	13,803
Number of aviation professionals | item	17,268	16,840	14,583
Payroll costs
Staff and related costs	€ 1,039.4	€ 929.2	€ 701.5
Social welfare costs	47.5	38.5	24.8
Other pension costs	13.0	8.6	5.8
Share based payments	7.0	7.7	6.4
Total payroll costs	1,106.9	984.0	738.5
Costs associated with the defined-contribution benefit plans and other pension arrangements	€ 13.0	€ 9.0	€ 6.0